Acquisition of Real Estate (Narrative) (Details) (USD $)	0 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended		0 Months Ended
	Oct. 29, 2013	Dec. 31, 2013 building shopping_center acre	Dec. 31, 2012 building shopping_center acre	Dec. 31, 2013 Arapahoe Crossings LP Aurora CO [Member]	Dec. 31, 2013 One Building [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Oct. 29, 2013 Acquired Properties [Member]
Real Estate Properties [Line Items]
Number of common units of Partnership interest exchanged for interest in properties	15,877,791								15,877,791
Fair value of Operating Partnership units issued for acquisition of real estate assets	$ 317,500,000.0					$ 0	$ 317,556,000	$ 0	$ 317,500,000.0
Price per share									$ 20.00
Debt repaid									66,600,000
Number of retail buildings acquired		1	3
Real estate acquisitions			5,500,000		5,100,000	0	6,377,000	6,000,000
Remaining partnership interest acquired				70.00%
Purchase price of joint venture				18,700,000
Gain on bargain purchase				1,100,000		328,826,000	0	0
Interest recognized				30.00%
Debt assumed in joint venture purchase				41,800,000
Number of shopping centers owned			3
Percent of interest owned in land parcels			50.00%
Area of land in which percent of ownership has been acquired			41.6
Payments to acquire land			$ 500,000